16. LOANS PAYABLE: Schedule of Noncurrent loans payable (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Loans Payable	$ 18,704,092	$ 0
Platinum Vapes note payable
Debt Instrument, Face Amount	$ 17,219,398
Debt Instrument, Interest Rate, Stated Percentage	0.00%
Debt Instrument, Payment Terms	principal due on maturity
Debt Instrument, Maturity Date	Sep. 11, 2023
Loans Payable	$ 17,705,058	0
Vista Prime Management Ford loan
Debt Instrument, Face Amount	$ 16,218
Debt Instrument, Interest Rate, Stated Percentage	5.90%
Debt Instrument, Payment Terms	repayable in monthly installments of principal and interest of $314
Debt Instrument, Maturity Date	Jan. 12, 2023
Loans Payable	$ 7,313	0
Vista Prime Management Ram loan
Debt Instrument, Face Amount	$ 26,872
Debt Instrument, Interest Rate, Stated Percentage	6.10%
Debt Instrument, Payment Terms	repayable in monthly installments of principal and interest of $670
Debt Instrument, Maturity Date	Jul. 25, 2023
Loans Payable	$ 19,141	0
MidAmerican Growers - SBA loan 1
Debt Instrument, Face Amount	$ 781,727
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Debt Instrument, Payment Terms	principal and interest payable at maturity
Debt Instrument, Maturity Date	Apr. 06, 2022
Mid-American Growers - SBA loan 1	$ 781,727	0
MidAmerican Growers SBA loan 2
Debt Instrument, Face Amount	$ 190,853
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Debt Instrument, Payment Terms	principal and interest payable at maturity
Debt Instrument, Maturity Date	Apr. 06, 2022
Loans Payable	$ 190,853	$ 0